Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Increase in environmental reserve	$ 5.9
Recognized an undiscounted liability		$ 5.2	$ 5.4